Provisions - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions	€ 42.7	€ 37.4
Provision used, other provisions	11.4
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 17.4	4.8
Estimated completion of activities	12 months
Provision used, other provisions	€ 4.0
Other
Disclosure of other provisions [line items]
Other provisions	16.6	23.9
Provision used, other provisions	7.4
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	8.7	€ 8.7
Provision used, other provisions	0.0
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provision used, other provisions	€ 4.6